Income Taxes (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities:
Intangible assets	$ 2,500,000	$ 2,500,000
Total deferred tax liabilities	2,500,000	2,500,000
Deferred tax assets:
Loss carryforwards	39,059,449	31,162,384
Property and equipment	1,390,315	1,460,890
Accrued expenses and other	1,165,103	1,285,007
Stock compensation	2,103,702	930,103
Total deferred tax assets	43,718,569	34,838,384
Less: valuation allowance	(43,718,569)	(34,838,384)
Total deferred tax assets	0	0
Net deferred tax liabilities	$ 2,500,000	$ 2,500,000